SUMMARY OF QUARTERLY RESULTS OF OPERATIONS AND PER SHARE AMOUNTS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	Three Months Ended
	March 31	June 30	Sept. 30	Dec. 31
	(In thousands, except per share amounts)

2012
Total interest income	$6,666	$6,609	$6,459	$6,597
Total interest expense	1,181	1,101	1,028	827
Net interest income	5,485	5,508	5,431	5,770
Provision for loan losses	152	221	371	484
Net interest income after provision for loan losses	5,333	5,287	5,060	5,286
Total non-interest income	1,475	1,510	1,518	1,821
Total non-interest expense	5,522	5,414	5,437	5,791
Income tax expense	315	346	269	148
Net income	971	1,037	872	1,168
Preferred dividends and stock accretion	106	106	106	106
Net income applicable to common stockholders	$865	$931	$766	$1,062
Per common share:
Net income, basic	$.28	$.30	$.25	$.34
Net income, diluted	.28	.30	.24	.34
Cash dividends declared	.0375	.0375	.0375	.0375

2011
Total interest income	$5,733	$5,941	$5,999	$6,802
Total interest expense	1,482	1,430	1,267	1,217
Net interest income	4,251	4,511	4,732	5,585
Provision for loan losses	348	305	230	585
Net interest income after provision for loan losses	3,903	4,206	4,502	5,000
Total non-interest income	915	1,024	1,088	1,570
Total non-interest expense	4,524	4,293	4,479	5,574
Income tax expense	(207)	267	365	42
Net income	501	670	746	954
Preferred dividends and stock accretion	86	85	86	85
Net income applicable to common stockholders	$415	$585	$660	$869
Per common share:
Net income, basic	$.14	$.19	$.22	$.28
Net income, diluted	.14	.19	.21	.28
Cash dividends declared	.0375	.0375	.0375	.0375